Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Creditable input VAT	¥ 116,961,568	¥ 69,665,847
Short-term deposits	6,246,420	3,468,215
Receivables from payment processors and aggregators	15,353,813	10,217,082
Prepaid marketing expenses	5,977,121	11,582,119
Others	15,048,290	13,341,468
Prepaid expenses and other current assets	¥ 159,587,212	¥ 108,274,731